CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	St. Joyal Sale Common Stock [Member]	St. Joyal Sale Additional Paid-in Capital [Member]	St. Joyal Sale Subscription Receivable [Member]	St. Joyal Sale	Private Placement Sale Common Stock [Member]	Private Placement Sale Additional Paid-in Capital [Member]	Private Placement Sale	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009								$ 9,685	$ 10,402,815		$ 1,316,885	$ 6,241	$ (1,823,148)	$ 9,912,478
Balance (in Shares) at Dec. 31, 2009								9,685,000
Capital contribution									500,000					500,000
Net income for the year													4,203,009	4,203,009
Dividend declared and paid													(2,172,590)	(2,172,590)
Foreign currency translation											294,871			294,871
Balance at Dec. 31, 2010								9,685	10,902,815		1,611,756	6,241	207,271	12,737,768
Balance (in Shares) at Dec. 31, 2010								9,685,000						9,685,000
Sale of common stock	2,235	2,397,765	(1,950,000)	450,000	2,998	3,856,935	3,859,933
Sale of common stock (in Shares)	2,235,000				2,998,267
Outstanding common stock of registrant at date of reverse merger								2,980	(82,980)					(80,000)
Outstanding common stock of registrant at date of reverse merger (in Shares)								2,980,000
Net income for the year													5,365,165	5,365,165
Foreign currency translation											527,218			527,218
Balance at Dec. 31, 2011								$ 17,898	$ 17,074,535	$ (1,950,000)	$ 2,138,974	$ 6,241	$ 5,572,436	$ 22,860,084
Balance (in Shares) at Dec. 31, 2011								17,898,267						17,898,267